Identification and business activity - Summary of unabsorbed cost due to production stoppage (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unabsorbed cost due to production stoppage
Unabsorbed cost due to production stoppage	$ 25,509	$ 27,758	$ 0
Depreciation and amortization incurred during the production stoppage		10,800
Services provided by third parties
Unabsorbed cost due to production stoppage
Unabsorbed cost due to production stoppage	19,374	8,580
Direct labor
Unabsorbed cost due to production stoppage
Unabsorbed cost due to production stoppage	$ 3,418	$ 11,075